Income Tax - Major Components of Income Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax:
Current income tax charge	$ 3,078	$ 3,376	$ 1,699
Previously unrecognized tax loss used to reduce current income tax	(96)	(89)
Adjustments for current income tax of prior years		(1)	(16)
Total current income tax	2,982	3,286	1,683
Deferred tax (benefits)/expenses:
Relating to origination and reversal of temporary differences	(4,327)	782	374
Previously unrecognized tax loss used to reduce deferred tax expenses		(52)
Total deferred tax (benefits)/expenses	(4,327)	730	374
Income tax (benefit) expense reported in the income statement	(1,345)	4,016	2,057
Deferred tax related to items recognized in other comprehensive income during the year:
Change in fair value of equity instrument, Recognized during the year	147	(358)	334
Net loss on actuarial gains and losses, Recognized during the year	112	40	(345)
Income tax expense (benefit) charged to other comprehensive (loss) income	$ 259	$ (318)	$ (11)